WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	CHINA — 81.0%
3,002	Alibaba Group Holding Ltd. - ADR*	$377,622
48,900	Angel Yeast Co., Ltd. - Class A	442,689
6,800	Asymchem Laboratories Tianjin Co., Ltd. - Class A	347,702
2,574	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	155,781
5,627	Beijing Kingsoft Office Software, Inc. - Class A	217,559
22,220	Beijing United Information Technology Co., Ltd. - Class A	401,039
2,259	Bilibili, Inc. - ADR*	79,720
6,800	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	182,965
139,500	China Mengniu Dairy Co., Ltd.*	824,526
83,873	Guangzhou GRG Metrology & Test Co., Ltd. - Class A*	309,075
24,300	Hongfa Technology Co., Ltd. - Class A	244,713
44,280	Hundsun Technologies, Inc. - Class A	410,157
945	JD.com, Inc. - Class A*	35,826
8,414	Kanzhun Ltd. - ADR*	254,860
73,600	Kingdee International Software Group Co., Ltd.*	168,642
1,600	Kweichow Moutai Co., Ltd. - Class A	478,321
48,500	Li Ning Co., Ltd.	473,260
14,060	Meituan - Class B*	419,468
37,700	Ping An Insurance Group Co. of China Ltd. - Class H	299,179
23,486	Qingdao Haier Biomedical Co., Ltd. - Class A	266,656
14,000	Sangfor Technologies, Inc. - Class A	343,339
25,700	Shandong Pharmaceutical Glass Co., Ltd. - Class A	140,230
32,600	Shandong Sinocera Functional Material Co., Ltd. - Class A	207,172
44,600	Shenzhou International Group Holdings Ltd.	827,546
1,720	Silergy Corp.	232,483
20,250	Tencent Holdings Ltd.	1,268,903
12,300	Wuliangye Yibin Co., Ltd. - Class A	387,210
36,664	WuXi AppTec Co., Ltd. - Class H	525,878
34,000	Wuxi Biologics Cayman, Inc.*	340,772
53,310	Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	161,671
35,900	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	261,751
7,992	ZTO Express Cayman, Inc. - ADR	240,080
		11,326,795
	HONG KONG — 12.1%
70,751	AIA Group Ltd.	738,622
285,000	China Overseas Property Holdings Ltd.	330,979
37,700	Techtronic Industries Co., Ltd.	622,049
		1,691,650
	TAIWAN — 5.1%
9,104	Airtac International Group	319,633

WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
41,000	Sinbon Electronics Co., Ltd.	$398,767
		718,400
	TOTAL COMMON STOCKS
	(Cost $14,477,884)	13,736,845
	PARTICIPATION CERTIFICATES — 1.1%
	CHINA — 1.1%
2,550	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/18/2022)[1]	158,328
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $123,973)	158,328

Principal Amount
	SHORT-TERM INVESTMENTS — 3.7%
$511,115	UMB Bank Demand Deposit, 0.01%[2]	511,115
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $511,115)	511,115
	TOTAL INVESTMENTS — 103.0%
	(Cost $15,112,972)	14,406,288
	Liabilities in Excess of Other Assets — (3.0)%	(419,689)
	TOTAL NET ASSETS — 100.0%	$13,986,599

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $158,328, which represents 1.13% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.